As filed with the Securities and Exchange	Registration No. 333-109622
Commission on December 3, 2010	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 11 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel
ING US Legal Services
One Orange Way, C1S, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on ___________________ pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Fixed or Variable, Group or Individual Immediate Annuity
Contract

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated April 30, 2010 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 11 by reference to Registrant’s filing under Rule 497(c) as filed on May 4, 2010 and May 6, 2010 and under Rule 497(e) as filed on June 14, 2010.

A supplement dated December 3, 2010 to the Prospectus is included in Part A of this Post-Effective Amendment No. 11.

ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING Flexible Income

     Supplement dated December 3, 2010 to the Contract Prospectus dated April 30, 2010, as amended

The following information updates and amends certain information contained in your variable annuity Contract Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

Effective July 30, 2010, ING Funds Distributor, LLC changed its name to ING Investments Distributor, LLC. Accordingly, all references to ING Funds Distributor, LLC in the Contract Prospectus are deleted and replaced with ING Investments Distributor, LLC.

Please Note: The following information only affects you if you currently invest or plan to invest in a subaccount that corresponds to the funds referenced below.

Important Information Regarding Fund Changes

1.	Effective January 4, 2011, the investment objective for the ING Thornburg Value Portfolio will change to
“Seeks long-term capital appreciation, and secondarily current income.”

2.	Effective after the close of business on or about January 21, 2011, the following fund name changes, subadviser changes, and investment objective changes will occur:

The ING Oppenheimer Global Strategic Income Portfolio will:

  Change its subadviser to ING Investment Management Co. (“ING IM”), under an interim-subadvisory agreement;
  Change its name to ING Global Bond Portfolio; and
  Change its investment objective to “Seeks to maximize total return through a combination of current income and capital appreciation.”

Subject to shareholder approval, the ING Pioneer Equity Income Portfolio will:

  Change its subadviser to ING Investment Management Co. (“ING IM”), as well as add ING Investment Management Advisors, B.V., and ING Investment Management Asia/Pacific (Hong Kong) Limited as subadvisers;
  Change its name to ING Large Cap Value Portfolio; and
  Change its investment objective to “Seeks long-term growth of capital and current income.”

Accordingly, effective after the close of business on or about January 21, 2011, all references to ING Oppenheimer Global Strategic Income Portfolio and ING Pioneer Equity Income Portfolio in the Contract Prospectus are deleted and replaced with ING Global Bond Portfolio and, subject to shareholder approval of ING IM as the new subadviser, ING Large Cap Value Portfolio, respectively.

X.109622-10B	Page 1 of 3	December 2010

3.	Effective as of the dates noted above, the information for the ING Oppenheimer Global Strategic Income
Portfolio, ING Pioneer Equity Income Portfolio and ING Thornburg Value Portfolio appearing in the Contract
Prospectus under Appendix II–Description of Underlying Funds is deleted and replaced with the following:

Fund Name and
Investment Adviser/Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Global Bond	Seeks to maximize total return through a combination of
Portfolio (formerly ING Oppenheimer Global	current income and capital appreciation.
Strategic Income Portfolio)

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.
ING Investors Trust – ING Large Cap Value	Seeks long-term growth of capital and current income.
Portfolio (formerly ING Pioneer Equity Income
Portfolio)

Investment Adviser: Directed Services LLC

Subadvisers: ING Investment Management Co.,
ING Investment Management Advisors, B.V.,
and ING Investment Management Asia/Pacific
(Hong Kong) Limited
ING Partners, Inc. – ING Thornburg Value	Seeks long-term capital appreciation, and secondarily
Portfolio	current income.

Investment Adviser: Directed Services LLC

Subadviser: Thornburg Investment
Management, Inc.

Notice of Upcoming Fund Reorganizations

1.	The Board of Trustees of ING Investors Trust and the Board of Directors of ING Partners, Inc. have approved a proposal to reorganize certain funds. Subject to shareholder approval, effective after the close of business on or about January 21, 2011, (the “Reorganization Date”) the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Legg Mason ClearBridge Aggressive Growth	ING Large Cap Growth Portfolio (Class I)
Portfolio (I Class)
ING Lord Abbett Growth and Income Portfolio	ING Large Cap Value Portfolio (formerly ING Pioneer
(Class I)	Equity Income Portfolio) (Class I)

X.109622-10B	Page 2 of 3	December 2010

Important Information about the Upcoming Fund Reorganizations

  Prior to the Reorganization Date, you may transfer amounts allocated to a subaccount that invests in a Disappearing Portfolio to any other available subaccount. See also the Investment Options section of your Contract Prospectus for further information about making transfers, including limits on transfers.
  On the Reorganization Date, your investment in a subaccount that invests in a Disappearing Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Portfolio with an equal total net asset value.
  You will not incur any fees or charges or any tax liability because of the reorganizations.
  Unless you provide us with alternative allocation instructions, all future allocations directed to the subaccounts that invest in the Disappearing Portfolios after the Reorganization Date will be automatically allocated to the subaccounts that invest in the corresponding Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING
Attention: Payout Services
One Orange Way
Windsor, CT 06095-4774
1-800-238-6273

  After the Reorganization Date, each Disappearing Portfolio will no longer exist and all references to them in the Contract Prospectus will be replaced by the corresponding Surviving Portfolio.

2.	As a consequence of the reorganization involving the ING Legg Mason ClearBridge Aggressive Growth
Portfolio referenced above, effective on the Reorganization Date, Class I of the ING Large Cap Growth
Portfolio will automatically be added to your contract as an investment option. Accordingly, effective after the close of business on or about January 21, 2011, the following information regarding the ING Large Cap Growth
Portfolio is added to Appendix II–Description of Underlying Funds in the Contract Prospectus.

Fund Name and
Investment Adviser/Subadviser	Investment Objective(s)
ING Investors Trust – ING Large Cap Growth	Seeks long-term capital growth.
Portfolio

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.

3.	The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change as a result of the reorganizations. Therefore, there will be no change to the hypothetical examples shown in the Contract Prospectus.

X.109622-10B	Page 3 of 3	December 2010

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Incorporated by reference in Part A:
Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2009
		-	Statements of Operations for the year ended December 31, 2009
		-	Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2009, 2008 and 2007
		-	Consolidated Balance Sheets as of December 31, 2009 and 2008
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2009, 2008 and 2007
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2009, 2008 and 2007
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C ·Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement ·Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
	(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC ·Incorporated by reference to
Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No.
033-75996), as filed on December 20, 2006.
	(4.1)	Variable Annuity Contract (A050SP96) ·Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-09515), as filed on August 2, 1996.
	(4.2)	Variable Annuity Contract (A050SP99) ·Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as
filed on April 20, 1999.

(4.3)	Endorsement SPIAE99 to Variable Annuity Contract A050SP99 ·Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4
(File No. 333-09515), as filed on April 20, 1999.
(4.4)	Endorsement SPIAE-01 to Variable Annuity Contract A050SP99 ·Incorporated by
reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-
4 (File No. 333-09515), as filed on April 18, 2001.
(4.5)	Endorsement SPIAEVW99 to Variable Annuity Contract A050SP99 ·Incorporated
by reference to Post-Effective Amendment No. 7 to Registration Statement on Form
N-4 (File No. 333-09515), as filed on April 20, 1999.
(4.6)	Endorsement SPIAEW99 to Variable Annuity Contract A050SP99 ·Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4
(File No. 333-09515), as filed on April 20, 1999.
(4.7)	Endorsement SPIAEVPG99 to Variable Annuity Contract A050SP99 ·Incorporated
by reference to Post-Effective Amendment No. 7 to Registration Statement on Form
N-4 (File No. 333-09515), as filed on April 20, 1999.
(4.8)	Endorsement SPIAEVMI-01 to Variable Annuity Contract A050SP99 ·Incorporated
by reference to Post-Effective Amendment No. 13 to Registration Statement on Form
N-4 (File No. 333-09515), as filed on April 18, 2001.
(4.9)	Endorsement E401SP96 to Variable Annuity Contract A050SP99 ·Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4
(File No. 333-09515), as filed on April 20, 1999.
(4.10)	Endorsement E403SP96 to Variable Annuity Contract A050SP99 ·Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4
(File No. 333-09515), as filed on April 20, 1999.
(4.11)	Endorsement SPIA457-99 to Variable Annuity Contract A050SP99 ·Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4
(File No. 333-09515), as filed on April 20, 1999.
(4.12)	Variable Annuity Contract (SPIA(GR)99) ·Incorporated by reference to Post-
Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-
09515), as filed on April 20, 1999.
(4.13)	Variable Annuity Contract Certificate (SPIA(GR)-99CERT) ·Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4
(File No. 333-09515), as filed on April 20, 1999.
(4.14)	Endorsement SPIAE(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT ·Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as
filed on April 20, 1999.
(4.15)	Endorsement SPIAEVW(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT ·Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as
filed on April 20, 1999.

(4.16)	Endorsement SPIAEW(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT ·Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as
filed on April 20, 1999.
(4.17)	Endorsement SPIAEVPG(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT ·Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as
filed on April 20, 1999.
(4.18)	Endorsement SPIAE401(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT ·Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as
filed on April 20, 1999.
(4.19)	Endorsement SPIAE403(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT ·Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as
filed on April 20, 1999.
(4.20)	Endorsement SPIAE457(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT ·Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as
filed on April 20, 1999.
(4.21)	Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)-99CERT ·Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as
filed on April 20, 1999.
(4.22)	Endorsement EEGTRRA-HEG(01) to Variable Annuity Contract SPIA(GR)99 and
Certificate SPIA(GR)99CERT ·Incorporated by reference to Post-Effective
Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as
filed on February 15, 2002.
(4.23)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.24)	Variable Annuity Contract Schedule A050SP99(5/09) ·Incorporated by reference to
Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No.
333-109622), as filed on April 14, 2010.
(5.1)	Variable Annuity Contract Information Form (121665) ·Incorporated by reference to
Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No.
333-09515), as filed on April 20, 1999.
(5.2)	Variable Annuity Contract Information Form (121665) for New York ·Incorporated
by reference to Post-Effective Amendment No. 7 to Registration Statement on Form
N-4 (File No. 333-09515), as filed on April 20, 1999.

(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company ·Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 ·Incorporated by reference to ING Life Insurance and
Annuity Company (File No. 033-23376), as filed on March 31, 2008.
(7)	Not applicable
(8.1)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable
Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company ·Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
(8.2)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30,
1998 by and among AIM Variable Insurance Funds (formerly AIM Variable
Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company ·Incorporated by reference to Post-Effective Amendment No. 24 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.3)	First Amendment dated November 17, 2000 to Participation Agreement dated June
30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable
Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company ·Incorporated by reference to Post-Effective Amendment No. 24 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.4)	Amendment dated July 12, 2002 to Participation Agreement dated as of June 30,
1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM
Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance and Annuity
Company and Aetna Investment Services, LLC ·Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 13, 2004.
(8.5)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. ·Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on August 4, 1998.
(8.6)	First Amendment dated October 1, 2000 to the Service Agreement dated June 30,
1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(8.7)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.8)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
Life Insurance and Annuity Company ·Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 19, 1998.
(8.9)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company ·Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 19, 1998.
(8.10)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.11)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V ·Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.12)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V ·Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.

(8.13)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund II, Variable Insurance Products Fund V and Fidelity
Distributors Corporation ·Incorporated by reference to Pos-Effective Amendment
No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July
27, 2007.
(8.14)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.15)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC and Fidelity
Distributors Corporation ·Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.16)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 ·Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.17)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 ·Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.18)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.19)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. ·Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
333-85618), as filed on February 1, 2007.

(8.20)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement
as of December 30, 2005 by and among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and Directed
Services, LLC ·Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.21)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company ·Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.22)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York ·Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.23)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and
Directed Services, Inc. ·Incorporated by reference to Post-Effective Amendment No.
54 to Registration Statement on Form N-1A (File No. 033-23512), as filed on August
1, 2003.
(8.24)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. ·Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.25)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC ·Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.26)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and
Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to
Participation Agreement dated November 28, 2001 ·Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 8, 2002.

(8.27)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.28)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002 and May 1, 2003 ·Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.
(8.29)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003 and November 1, 2004 ·Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.30)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001 and subsequently amended on March 5,
2002, May 1, 2003, November 1, 2004 and April 29, 2005 ·Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
033-81216), as filed on April 11, 2006.
(8.31)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and August 31, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.32)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and
December 7, 2005 ·Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.33)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company
·Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.34)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27,
2001 ·Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.35)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002 ·Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-
4 (File No. 033-75988), as filed on April 10, 2003.
(8.36)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May
1, 2003 ·Incorporated by reference to Initial Registration Statement on Form N-4
(File No.333-134760), as filed on June 6, 2006.
(8.37)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004 ·Incorporated by reference to Post-Effective Amendment No.
32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.38)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1,
2003, November 1, 2004 and April 29, 2005 ·Incorporated by reference to Initial
Registration Statement on Form N-4 (File No.333-134760), as filed on June 6, 2006.
(8.39)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and December 7, 2005 ·Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.40)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. ·Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.

(8.41)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-56297), as filed on December 14, 1998.
(8.42)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. ·Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(8.43)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.
(8.44)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.

(8.45)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by
reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 13, 2001.
(8.46)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity
Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.47)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.48)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.49)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.

(8.50)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 4, 2000.
(8.51)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.52)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. ·Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.53)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 ·Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.54)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) ·Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.55)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.56)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Life Insurance and Annuity Company ·Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on October 26, 2001.

(8.57)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund
Participation Agreement effective as of July 20, 2001 among ING Life Insurance and
Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord
Abbett Series Fund, Inc. and Lord Abbett Distributor LLC ·Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 18, 2009.
(8.58)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Life Insurance and Annuity Company ·Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001.
(8.59)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service
Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity
Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett
Series Fund, Inc. ·Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.
(8.60)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures ·Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as
filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Catherine H. Smith[1]	President and Director
Thomas J. McInerney[1]	Director and Chairman
Donald W. Britton[2]	Director
Lynne R. Ford[3]	Director and Executive Vice President
Robert G. Leary[3]	Director
Michael S. Smith[4]	Director
Ewout L. Steenbergen[3]	Director, Executive Vice President and Chief
Financial Officer
Steven T. Pierson[2]	Senior Vice President and Chief Accounting Officer
Boyd G. Combs[2]	Senior Vice President, Tax
Brian D. Comer[1]	Senior Vice President
Ralph R. Ferraro[1]	Senior Vice President
Mark B. Kaye[4]	Senior Vice President
Richard T. Mason[1]	Senior Vice President
Shaun P. Mathews[5]	Senior Vice President
Timothy T. Matson[1]	Senior Vice President
David S. Pendergrass[2]	Senior Vice President and Treasurer
Prakash Shimpi[3]	Senior Vice President
Carol Stern[6]	Vice President and Chief Compliance Officer
Joy M. Benner[7]	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is One Orange Way Windsor, Connecticut 06095.

2	The principal business address of this director and these officers is 5780 Powers Ferry Road,
N.W., Atlanta, Georgia 30327.
3	The principal business address of these directors and this officer is 230 Park Avenue, New
York, New York 10169.
4	The principal business address of this director and this officer is 1475 Dunwoody Drive,
West Chester, Pennsylvania 19380-1478.
5	The principal business address of this officer is 10 State House Square, Hartford,
Connecticut 06103.
6	The principal business address of this officer is 601 Thirteenth Street NW, Washington, DC
20005.
7	The principal business address of this officer is 20 Washington Avenue South, Minneapolis,
Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance Company (File No. 333-168047), as filed with the Securities and Exchange Commission on October 6, 2010.

Item 27. Number of Contract Owners

As of October 31, 2010, there were 635,282 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life

Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance
Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of
New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Randall L. Ciccati[1]	Director
Brian D. Comer[1]	Director and Senior Vice President
William Wilcox[1]	Director and Chief Compliance Officer
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Boccella[1]	Vice President
Dianne C Bogoian[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
Chris Cokinis[4]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
Mark E. Jackowitz	Vice President
22 Century Hill Dr., Ste. 101
Latham, NY 12110
Dave Kaherl[1]	Vice President
David Kelsey[1]	Vice President
Barbara J. Kesterson[4]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner, Jr.	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
10700 West Research Dr., Ste. 190
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Pamela L. Mulvey[1]	Vice President
Brian J. Murphy[1]	Vice President
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Spencer T. Shell[2]	Vice President and Assistant Treasurer
Frank W. Snodgrass	Vice President
9020 Overlook Blvd.
Brentwood, TN 37027
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl P. Steinhilber[1]	Vice President
Terran Titus[1]	Vice President
S. Bradford Vaughan, Jr.	Vice President
2510 Pike Street, Ste. 2510
Seattle, WA 98101
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
Kristin H. Hultgren[1]	Chief Financial Officer
Joy M. Benner[5]	Secretary
John Cecere[1]	Assistant Secretary
Tina M. Nelson[5]	Assistant Secretary
Melissa A. O’Donnell[5]	Assistant Secretary
Randall K. Price[5]	Assistant Secretary
Susan M. Vega[5]	Assistant Secretary
Terry L. Owens[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way,
Windsor, Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta,
Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470,
Fairfax, Virginia 22033.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa
50309.

5	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$44,259,566.54
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2009.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC No-Action letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-109622) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 3rd day of December, 2010.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Catherine H. Smith*
Catherine H. Smith
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Catherine H. Smith*	President and Director	)
Catherine H. Smith	(principal executive officer))
)
T. J. McInerney*	Director and Chairman	) December
Thomas J. McInerney		) 3, 2010
)
Donald W. Britton*	Director	)
Donald W. Britton		)
)
Lynne R. Ford*	Director and Executive Vice President	)
Lynne R. Ford		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)
Michael S. Smith*	Director	)
Michael S. Smith		)
)
Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)
Ewout L. Steenbergen	Officer	)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By: /s/J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C

EXHIBIT INDEX

Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel	_________
24(b)(10)	Consent of Independent Registered Public Accounting Firm	_________
24(b)(13.1)	Powers of Attorney	_________